Leases (Details) - Schedule of Depreciation Expense - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	$ 280,239	$ 242,119	$ 214,930
Buildings [member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	273,146	234,907	206,666
Vehicles [member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	4,487	4,876	5,903
Equipment [member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	1,878	1,705	1,932
Lands [member]
Schedule of Depreciation Expense [Line Items]
Total depreciation expense	$ 728	$ 631	$ 429